SEGMENTED INFORMATION DISCLOSURE: Schedule of assets (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Equipment, net	$ 28,694	$ 38,935
Exploration and evaluation assets	969,445	700,852	$ 803,251
From Chile
Equipment, net	28,694	38,935
Exploration and evaluation assets	710,945	700,852
Total equipment assets	739,639	$ 739,787
From Canada
Exploration and evaluation assets	258,500
Total equipment assets	$ 258,500